CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 2,343,829	$ 2,179,558
Accounts receivable	0	0
Inventories	0	0
TOTAL CURRENT ASSETS	2,343,829	2,179,558
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	(11,657)	(11,311)
Furniture and fixtures, net	13,580	13,926
OTHER ASSETS
Co-development options	4,304,167	4,554,167
Right of use asset, net of accumulated amortization	87,145	17,925
Total other assets	4,391,312	4,572,092
TOTAL ASSETS	6,748,722	6,765,576
CURRENT LIABILITIES
Accounts payable	244,793	134,092
Accrued expenses	264,539	199,126
Notes payable, current portion	2,167,000	2,417,000
Notes payable, related parties, current portion	0	0
Right of use liability, current portion	28,854	14,724
Deferred revenue	0	0
TOTAL CURRENT LIABILITIES	2,705,186	2,764,942
LONG TERM LIABILITIES
Note payable	1,650,000	1,650,000
Right of use liability, non-current portion	56,341	0
TOTAL LONG TERM LIABILITIES	1,706,341	1,650,000
TOTAL LIABILITIES	4,411,527	4,414,942
COMMITMENTS AND CONTINGENCIES (NOTE 7)
STOCKHOLDERS' EQUITY (DEFICIT)
Series B Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, 8,000 and 8,000 shares issued and outstanding, respectively	1	1
Common stock, $0.0001 par value, 750,000,000 shares authorized, 38,429,397 shares issued and outstanding at March 31, 2022, and 37,082,864 shares issued and 36,754,064 shares outstanding at December 31, 2021	3,718	3,550
Additional paid-in capital	49,060,797	30,144,374
Common stock subscribed	2,500	0
Treasury stock	0	(247,165)
Accumulated deficit	(46,729,821)	(27,550,126)
TOTAL STOCKHOLDERS' EQUITY	2,337,195	2,350,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,748,722	$ 6,765,576